Other Current and Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Current and Long-term Liabilities
Schedule of other current liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2015	2014
Fair value of swaps	$4,538	$51,022
Other current liabilities	790	1,480

Total	$5,328	$52,502

Schedule of other long-term liabilities

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2015	2014
Fair value of swaps	—	$2,398
Other long-term liabilities	$13,219	11,310

Total	$13,219	$13,708